Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,492,513	¥ 1,459,296
Investments in associates and joint ventures	269,569	265,785
Equity investments measured at fair value through other comprehensive income	943	1,168
Right-of-use assets	203,065	208,606
Intangible and other non-current assets	69,813	66,344
Deferred tax assets	19,699	12,161
Time deposits with maturities over one year	4,016	8,064
TOTAL NON-CURRENT ASSETS	2,059,618	2,021,424
CURRENT ASSETS
Inventories	167,751	143,848
Accounts receivable	72,028	52,746
Derivative financial instruments	21,133	3,913
Prepayments and other current assets	119,654	112,820
Financial assets at fair value through other comprehensive income	4,376	3,975
Financial assets at fair value through profit or loss	3,876	0
Time deposits with maturities over three months but within one year	33,859	26,747
Cash and cash equivalents	191,190	136,789
TOTAL CURRENT ASSETS	613,867	480,838
CURRENT LIABILITIES
Accounts payable and accrued liabilities	372,369	299,121
Contract liabilities	77,337	78,481
Income taxes payable	16,471	9,915
Other taxes payable	37,043	66,859
Short-term borrowings	100,639	53,275
Derivative financial instruments	11,146	3,881
Lease liabilities	7,560	6,626
Financial liabilities at fair value through profit or loss	1,698	0
TOTAL CURRENT LIABILITIES	624,263	518,158
NET CURRENT LIABILITIES	(10,396)	(37,320)
TOTAL ASSETS LESS CURRENT LIABILITIES	2,049,222	1,984,104
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	853,585	771,980
Reserves	332,721	308,560
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,369,327	1,263,561
NON-CONTROLLING INTERESTS	168,526	145,308
TOTAL EQUITY	1,537,853	1,408,869
NON-CURRENT LIABILITIES
Long-term borrowings	222,478	287,175
Asset retirement obligations	142,081	129,405
Lease liabilities	118,200	123,222
Deferred tax liabilities	21,016	26,638
Other long-term obligations	7,594	8,795
TOTAL NON-CURRENT LIABILITIES	511,369	575,235
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 2,049,222	¥ 1,984,104